UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2786

DWS High Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS High Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 90.3%
Consumer Discretionary 14.6%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	4,818,000	4,107,345
144A, 8.75%, 6/1/2019	5,685,000	5,343,900
American Achievement Corp., 144A, 8.25%, 4/1/2012	1,720,000	1,608,200
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	3,503,855	946,041
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014 (b)	4,220,000	4,304,400
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	3,990,000	2,832,900
8.0%, 3/15/2014	1,710,000	1,419,300
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	4,040,000	3,444,100
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	2,875,000	287,500
Carrols Corp., 9.0%, 1/15/2013	1,810,000	1,696,875

CSC Holdings, Inc.:
6.75%, 4/15/2012		1,180,000	1,138,700
Series B, 7.625%, 4/1/2011 (b)		1,955,000	1,935,450
144A, 8.5%, 4/15/2014		4,720,000	4,678,700
144A, 8.5%, 6/15/2015		3,410,000	3,350,325
DirecTV Holdings LLC, 7.625%, 5/15/2016		6,875,000	6,685,938
DISH DBS Corp.:
6.375%, 10/1/2011 (b)		9,990,000	9,690,300
6.625%, 10/1/2014		4,985,000	4,598,663
7.125%, 2/1/2016 (b)		1,820,000	1,697,150
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (c)		2,705,000	2,502,125
Expedia, Inc., 7.456%, 8/15/2018		2,970,000	2,821,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		3,640,000	136,500
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (b)		1,780,000	1,797,800
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	2,987,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013		1,700,000	1,436,500
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		4,200,000	3,969,000
Hertz Corp., 8.875%, 1/1/2014		10,460,000	9,623,200
Idearc, Inc., 8.0%, 11/15/2016 **		7,330,000	192,413
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		2,255,000	1,747,625
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		1,949,000	1,568,945
Kabel Deutschland GmbH, 10.625%, 7/1/2014		4,913,000	5,066,531
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (b)		2,270,000	1,918,150
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	5,500,000	7,021,260
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		7,330,000	6,671,854
8.875%, 7/15/2015		670,000	648,366
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		2,690,000	2,421,000
MGM MIRAGE:
144A, 10.375%, 5/15/2014		2,660,000	2,759,750
144A, 11.125%, 11/15/2017		3,585,000	3,800,100
Michaels Stores, Inc., 10.0%, 11/1/2014		2,080,000	1,747,200
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		5,010,000	4,797,075
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		5,320,000	3,112,200
Norcraft Holdings LP, 9.75%, 9/1/2012		9,580,000	8,957,300
Penske Automotive Group, Inc., 7.75%, 12/15/2016		6,750,000	5,450,625

Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015 (b)		2,305,000	1,970,775
8.75%, 10/1/2013		1,510,000	1,517,550
Quebecor Media, Inc., 7.75%, 3/15/2016 (b)		3,540,000	3,208,125
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		2,830,000	254,700
Reader's Digest Association, Inc., 9.0%, 2/15/2017		2,505,000	112,725
Sabre Holdings Corp., 8.35%, 3/15/2016		3,160,000	2,085,600
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014		3,960,000	2,732,400
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		2,830,000	1,698,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		11,875,000	1,662,500
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		3,420,000	2,394,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014 (b)		2,975,000	2,796,500
Travelport LLC:
5.293% ***, 9/1/2014		2,640,000	1,438,800
9.875%, 9/1/2014		530,000	352,450
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		855,000	105,806
United Components, Inc., 9.375%, 6/15/2013		570,000	361,950
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	11,570,000	15,865,768

144A, 10.375%, 2/15/2015		2,260,000	2,293,900
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	5,810,000	7,253,993
144A, 8.0%, 11/1/2016	EUR	2,940,000	3,443,855
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		1,422,447	7,112
Videotron Ltd.:
6.875%, 1/15/2014		610,000	564,250
144A, 9.125%, 4/15/2018		3,625,000	3,683,906
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		2,920,000	2,905,400
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		15,800,000	39,500

			201,669,971
Consumer Staples 3.4%
Alliance One International, Inc.:
8.5%, 5/15/2012		2,075,000	2,049,062
144A, 10.0%, 7/15/2016 (d)		6,470,000	6,130,325
Delhaize America, Inc., 8.05%, 4/15/2027		1,070,000	1,099,451
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)		1,960,000	1,568,000
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017 (b)		1,785,000	1,758,225
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	5,452,900
Smithfield Foods, Inc.:
7.75%, 7/1/2017		590,000	429,225
144A, 10.0%, 7/15/2014 (d)		3,455,000	3,411,812
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		4,745,000	4,602,650
Tyson Foods, Inc.:
7.85%, 4/1/2016		3,010,000	2,902,417
144A, 10.5%, 3/1/2014		3,095,000	3,358,075
Viskase Companies, Inc., 11.5%, 6/15/2011		18,895,000	13,793,350

			46,555,492
Energy 13.3%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		7,030,000	6,625,775
Belden & Blake Corp., 8.75%, 7/15/2012		15,945,000	12,915,450
Berry Petroleum Co., 10.25%, 6/1/2014		3,305,000	3,338,050
Bill Barrett Corp., 9.875%, 7/15/2016 (d)		2,415,000	2,298,404
Bristow Group, Inc., 7.5%, 9/15/2017		3,800,000	3,448,500
Chaparral Energy, Inc., 8.5%, 12/1/2015		5,225,000	3,239,500
Chesapeake Energy Corp.:
6.25%, 1/15/2018		4,210,000	3,494,300
6.875%, 1/15/2016		11,150,000	9,839,875
7.25%, 12/15/2018 (b)		5,950,000	5,176,500
7.5%, 6/15/2014		1,450,000	1,373,875
9.5%, 2/15/2015		570,000	574,275
El Paso Corp.:
7.25%, 6/1/2018		3,840,000	3,545,414
8.25%, 2/15/2016		2,455,000	2,387,488
9.625%, 5/15/2012		2,325,000	2,341,294
EXCO Resources, Inc., 7.25%, 1/15/2011		4,703,000	4,561,910
Forest Oil Corp., 7.25%, 6/15/2019		1,745,000	1,561,775
Frontier Oil Corp.:
6.625%, 10/1/2011		2,495,000	2,432,625
8.5%, 9/15/2016 (b)		4,580,000	4,614,350
Holly Corp., 144A, 9.875%, 6/15/2017		4,495,000	4,360,150
KCS Energy, Inc., 7.125%, 4/1/2012		13,015,000	12,266,637
Linn Energy LLC, 144A, 11.75%, 5/15/2017		5,075,000	4,935,437
Mariner Energy, Inc.:
7.5%, 4/15/2013 (b)		2,850,000	2,593,500

8.0%, 5/15/2017	3,660,000	3,037,800
Newfield Exploration Co., 7.125%, 5/15/2018	5,250,000	4,770,938
OPTI Canada, Inc.:
7.875%, 12/15/2014 (b)	6,745,000	4,367,388
8.25%, 12/15/2014	8,600,000	5,676,000
Petrohawk Energy Corp.:
7.875%, 6/1/2015	1,785,000	1,651,125
9.125%, 7/15/2013	3,295,000	3,278,525
144A, 10.5%, 8/1/2014	2,225,000	2,275,063
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)	3,000,000	2,625,000
7.625%, 6/1/2018	5,955,000	5,344,612
Quicksilver Resources, Inc.:
7.125%, 4/1/2016	8,385,000	6,540,300
11.75%, 1/1/2016 (b)	3,095,000	3,203,325
Regency Energy Partners LP:
8.375%, 12/15/2013	4,020,000	3,879,300
144A, 9.375%, 6/1/2016	5,775,000	5,587,312
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	1,925,000	635,250
Stone Energy Corp.:
6.75%, 12/15/2014	5,935,000	3,739,050
8.25%, 12/15/2011	9,440,000	7,740,800
Tennessee Gas Pipeline Co., 8.0%, 2/1/2016	790,000	827,525
Tesoro Corp.:
6.5%, 6/1/2017	8,481,000	7,251,255
9.75%, 6/1/2019	350,000	345,625
Whiting Petroleum Corp.:
7.25%, 5/1/2012	6,195,000	5,931,712
7.25%, 5/1/2013	820,000	776,950
Williams Companies, Inc., 8.125%, 3/15/2012	6,371,000	6,602,586

		184,012,525
Financials 14.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	7,335,000	4,107,600
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	4,745,000	1,730,976
Bank of America NA:
5.3%, 3/15/2017	430,000	364,832
6.1%, 6/15/2017	5,770,000	5,084,241
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **	1,705,000	238,700
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	4,430,000	4,241,725
CIT Group, Inc.:
5.8%, 7/28/2011 (b)	7,125,000	5,341,983
Series A, 7.625%, 11/30/2012	4,740,000	3,245,696
Citigroup, Inc., 5.0%, 9/15/2014	3,095,000	2,594,594
Conproca SA de CV, REG S, 12.0%, 6/16/2010	7,557,588	7,803,210
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **	2,697,790	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	25,605,000	22,146,737
7.375%, 2/1/2011	3,080,000	2,788,247
7.875%, 6/15/2010	4,625,000	4,393,126
9.875%, 8/10/2011	9,550,000	8,834,256
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015	3,340,000	3,481,950
GMAC, Inc.:
144A, 6.875%, 9/15/2011	18,915,000	16,550,625
144A, 7.25%, 3/2/2011	5,030,000	4,602,450
7.75%, 1/19/2010	2,020,000	1,969,805
144A, 7.75%, 1/19/2010	16,995,000	16,570,125

Hellas Telecommunications Finance, 144A, 9.435% ***, 7/15/2015 (PIK)	EUR	2,310,000	324,058
Hexion US Finance Corp., 9.75%, 11/15/2014		1,675,000	753,750
Inmarsat Finance II PLC, 10.375%, 11/15/2012		9,996,000	10,345,860
iPayment, Inc., 9.75%, 5/15/2014		3,155,000	1,703,700
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		4,710,000	5,888
Nielsen Finance LLC, 144A, 11.5%, 5/1/2016 (b)		1,220,000	1,186,450
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		4,180,000	3,532,100
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015 (b)		120,000	108,600
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		740,000	766,825
Sprint Capital Corp.:
7.625%, 1/30/2011 (b)		10,185,000	10,070,419
8.375%, 3/15/2012		4,240,000	4,176,400
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		8,975,000	78,531
UCI Holdco, Inc., 8.629% ***, 12/15/2013 (PIK)		4,543,616	999,596
Universal City Development Partners Ltd., 11.75%, 4/1/2010 (b)		15,045,000	14,330,362
Virgin Media Finance PLC:
8.75%, 4/15/2014		15,826,000	15,430,350
8.75%, 4/15/2014	EUR	435,000	567,523
Series 1, 9.5%, 8/15/2016 (b)		7,715,000	7,599,275
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	11,790,000	16,043,404
144A, 10.75%, 12/1/2015		164,000	164,000

			204,277,969
Health Care 5.4%
Community Health Systems, Inc., 8.875%, 7/15/2015		17,690,000	17,336,200
HCA, Inc.:
9.125%, 11/15/2014 (b)		4,520,000	4,474,800
9.25%, 11/15/2016		16,410,000	16,163,850
9.625%, 11/15/2016 (PIK)		6,511,000	6,445,890
144A, 9.875%, 2/15/2017		270,000	272,700
HEALTHSOUTH Corp., 10.75%, 6/15/2016		2,380,000	2,391,900
IASIS Healthcare LLC, 8.75%, 6/15/2014		4,180,000	4,096,400
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		3,435,000	2,644,950
The Cooper Companies, Inc., 7.125%, 2/15/2015 (b)		5,700,000	5,315,250
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		2,355,000	2,337,337
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		4,650,000	4,533,750
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		9,430,000	9,029,225

			75,042,252
Industrials 7.5%
Actuant Corp., 6.875%, 6/15/2017		2,290,000	2,083,900
ARAMARK Corp., 8.5%, 2/1/2015 (b)		5,830,000	5,655,100
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		1,000,000	942,500

Belden, Inc.:
7.0%, 3/15/2017	2,840,000	2,513,400
144A, 9.25%, 6/15/2019	2,635,000	2,552,656
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	2,010,000	1,758,750
144A, 6.75%, 5/1/2012	1,580,000	1,485,200
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,118,000	1,046,901
Cenveo Corp., 144A, 10.5%, 8/15/2016	910,000	682,500
Congoleum Corp., 8.625%, 8/1/2008 **	6,765,000	2,029,500
Corrections Corp. of America, 7.75%, 6/1/2017 (b)	1,170,000	1,152,450
Esco Corp.:

144A, 4.504% ***, 12/15/2013	1,875,000	1,464,844
144A, 8.625%, 12/15/2013	3,820,000	3,304,300
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	2,365,000	2,027,988
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	3,470,000	2,151,400
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	8,085,000	6,791,400
7.625%, 12/1/2013	7,670,000	6,596,200
9.375%, 5/1/2012	11,895,000	11,300,250
Kansas City Southern Railway Co., 8.0%, 6/1/2015 (b)	5,425,000	5,045,250
Mobile Mini, Inc., 9.75%, 8/1/2014	3,435,000	3,289,012
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	4,505,000	3,694,100
Owens Corning, Inc., 9.0%, 6/15/2019 (b)	1,765,000	1,712,004
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	9,460,000	484,825
RailAmerica, Inc., 144A, 9.25%, 7/1/2017	2,970,000	2,866,050
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014	2,575,000	2,201,625
Titan International, Inc., 8.0%, 1/15/2012	10,405,000	9,416,525
TransDigm, Inc., 7.75%, 7/15/2014	1,705,000	1,619,750
United Rentals North America, Inc.:
6.5%, 2/15/2012	5,955,000	5,776,350
7.0%, 2/15/2014	8,020,000	6,556,350
144A, 10.875%, 6/15/2016 (b)	2,520,000	2,419,200
US Concrete, Inc., 8.375%, 4/1/2014	3,219,000	2,108,445
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	1,820,000	1,137,500

		103,866,225
Information Technology 2.5%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	4,445,000	2,522,538
L-3 Communications Corp.:
5.875%, 1/15/2015	7,950,000	7,055,625
Series B, 6.375%, 10/15/2015	1,920,000	1,742,400
7.625%, 6/15/2012	7,000,000	7,017,500
MasTec, Inc., 7.625%, 2/1/2017	3,985,000	3,452,006
Seagate Technology International, 144A, 10.0%, 5/1/2014	1,820,000	1,876,875
SunGard Data Systems, Inc., 10.25%, 8/15/2015	10,555,000	9,750,181
Vangent, Inc., 9.625%, 2/15/2015	2,270,000	1,884,100

		35,301,225
Materials 11.3%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	1,665,000	1,082,250
ARCO Chemical Co., 9.8%, 2/1/2020 **	24,081,000	7,585,515
Ashland, Inc., 144A, 9.125%, 6/1/2017	2,840,000	2,953,600
Cascades, Inc., 7.25%, 2/15/2013	1,768,000	1,542,580
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013	3,860,000	2,644,100
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019	3,305,000	3,276,081
CPG International I, Inc., 10.5%, 7/1/2013	7,400,000	4,144,000
Crown Americas LLC, 144A, 7.625%, 5/15/2017	1,210,000	1,167,650
Domtar Corp., 10.75%, 6/1/2017 (b)	2,940,000	2,822,400
Dow Chemical Co., 8.55%, 5/15/2019	2,950,000	2,955,251
Exopack Holding Corp., 11.25%, 2/1/2014	9,845,000	8,072,900
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015 (b)	8,060,000	8,140,600
8.375%, 4/1/2017	15,834,000	15,952,755
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)	7,241,514	4,706,984
10.0%, 3/31/2015	7,174,400	4,663,360
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	3,515,000	3,268,950

144A, 8.25%, 5/1/2016		4,315,000	4,185,550
9.5%, 12/1/2011		2,385,000	2,456,550
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		3,540,000	3,486,900
Hexcel Corp., 6.75%, 2/1/2015		11,780,000	10,925,950
Huntsman International LLC:
144A, 6.875%, 11/15/2013	EUR	6,775,000	6,938,141
7.375%, 1/1/2015		1,770,000	1,389,450
Innophos, Inc., 8.875%, 8/15/2014		1,485,000	1,358,775
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		9,430,000	8,463,425
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	667,000
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	6,174,000
NewPage Corp., 10.0%, 5/1/2012		5,620,000	2,697,600
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016		1,770,000	1,716,900
Radnor Holdings Corp., 11.0%, 3/15/2010 **		1,510,000	1,963
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		3,235,000	3,105,600
Solo Cup Co., 144A, 10.5%, 11/1/2013 (d)		3,475,000	3,483,688
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014		2,940,000	3,042,900
144A, 10.25%, 5/15/2016		2,945,000	3,084,888
144A, 10.75%, 5/15/2019		7,355,000	7,906,625
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		6,249,000	5,710,024
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		5,130,000	4,373,325

			156,148,230
Telecommunication Services 9.0%
BCM Ireland Preferred Equity Ltd., 144A, 8.281% ***, 2/15/2017 (PIK)	EUR	3,642,876	1,017,935
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017 (b)		3,055,000	2,978,625
Centennial Communications Corp., 10.0%, 1/1/2013		2,155,000	2,273,525
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		8,225,000	7,525,875
8.375%, 1/15/2014 (b)		3,295,000	3,047,875
Cricket Communications, Inc.:
9.375%, 11/1/2014		13,405,000	13,203,925
10.0%, 7/15/2015		2,380,000	2,362,150
Crown Castle International Corp., 9.0%, 1/15/2015		6,170,000	6,277,975
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		1,566,608	892,967
Hellas Telecommunications Luxembourg V, 144A, 4.935% ***, 10/15/2012	EUR	1,625,000	1,527,352
Hughes Network Systems LLC, 144A, 9.5%, 4/15/2014		7,640,000	7,449,000
Intelsat Corp.:
144A, 9.25%, 8/15/2014		1,180,000	1,141,650
144A, 9.25%, 6/15/2016		13,985,000	13,390,637
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016 (b)		1,750,000	1,785,000
Intelsat Subsidiary Holding Co., Ltd.:
144A, 8.875%, 1/15/2015		7,115,000	6,865,975
8.875%, 1/15/2015		1,600,000	1,544,000
iPCS, Inc., 3.153% ***, 5/1/2013 (b)		1,465,000	1,157,350
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		14,025,000	13,937,344
144A, 9.25%, 11/1/2014		3,285,000	3,252,150
Millicom International Cellular SA, 10.0%, 12/1/2013		12,320,000	12,489,400
Qwest Corp.:
144A, 8.375%, 5/1/2016		1,185,000	1,143,525
8.875%, 3/15/2012		1,720,000	1,732,900
Stratos Global Corp., 9.875%, 2/15/2013		2,205,000	2,205,000
Telesat Canada, 144A, 11.0%, 11/1/2015		12,100,000	12,402,500
Windstream Corp.:
7.0%, 3/15/2019 (b)		3,405,000	2,962,350

8.625%, 8/1/2016	575,000	550,563

		125,117,548
Utilities 8.5%
AES Corp.:
8.0%, 10/15/2017	2,680,000	2,492,400
8.0%, 6/1/2020	4,120,000	3,697,700
144A, 8.75%, 5/15/2013	20,330,000	20,634,950
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	12,940,000	13,463,979
CMS Energy Corp., 8.5%, 4/15/2011	9,335,000	9,662,098
Energy Future Holdings Corp., 10.875%, 11/1/2017	4,455,000	3,252,150
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016	2,675,000	2,554,625
Knight, Inc., 6.5%, 9/1/2012	5,268,000	5,149,470
Mirant Americas Generation LLC, 8.3%, 5/1/2011	10,410,000	10,383,975
Mirant North America LLC, 7.375%, 12/31/2013	2,235,000	2,145,600
NRG Energy, Inc.:
7.25%, 2/1/2014	6,795,000	6,591,150
7.375%, 2/1/2016	8,430,000	7,976,887
7.375%, 1/15/2017 (b)	9,440,000	8,897,200
8.5%, 6/15/2019	7,530,000	7,294,688
NV Energy, Inc.:
6.75%, 8/15/2017	6,710,000	6,078,126
8.625%, 3/15/2014	1,263,000	1,244,063
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	9,060,000	5,639,850

		117,158,911

Total Corporate Bonds (Cost $1,440,946,153)		1,249,150,348
Loan Participations and Assignments 6.6%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, LIBOR plus 7.25%, 8.856%, 6/1/2010 **	3,500,000	0
Buffets, Inc.:
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848%, 5/1/2013	564,639	254,088
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0%, 4/30/2012	1,605,304	1,525,039
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013	2,688,361	1,075,344
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25%, 3/6/2014	21,278,732	19,230,654
Term Loan, Prime plus 6.0%, 9.25%, 3/6/2014	10,010,483	9,870,337
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.81%, 6/20/2013	2,256,144	1,833,117
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.56%, 12/31/2014	3,314,692	1,325,877
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 2.598%, 3/26/2014	322,052	221,411
Term Loan, LIBOR plus 2.0%, 2.598%, 3/26/2014	7,492,766	5,151,276
Hexion Specialty Chemicals, Inc.:
Term Loan C2, LIBOR plus 2.25%, 2.875%, 5/6/2013	2,716,996	1,866,576
Term Loan C1, LIBOR plus 2.25%, 3.5%, 5/6/2013	11,256,587	7,733,275
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 6.289%, 6/13/2014 (PIK)	4,021,291	3,146,661
Momentive Performance Materials, Inc., Term Loan B, LIBOR plus 2.25%, 2.563%, 12/4/2013	1,505,000	1,164,494
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 3.488%, 11/13/2014	2,955,000	2,352,919
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 3.289%, 9/30/2014	2,784,229	2,018,566
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.81%, 1/31/2014	2,380,666	1,852,956
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.821%, 10/10/2014	10,943,251	7,851,126
Term Loan B3, LIBOR plus 3.5%, 3.821%, 10/10/2014	23,822,026	17,050,377

Toys "R" Us, Inc., Term Loan B, LIBOR plus 4.25%, 4.565%, 7/19/2012	3,980,100	3,683,582
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014 **	5,678,125	1,946,546

Total Loan Participations and Assignments (Cost $112,387,029)		91,154,221
Preferred Securities 0.4%
Financials 0.1%
Xerox Capital Trust I, 8.0%, 2/1/2027	2,025,000	1,539,000
Materials 0.3%
Hercules, Inc., 6.5%, 6/30/2029	6,700,000	3,618,000

Total Preferred Securities (Cost $6,378,205)		5,157,000
	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	124,104	148,925
Vertis Holdings, Inc.*	66,836	0

		148,925
Financials 0.0%
Ashton Woods "B"*	1	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581

		126,780

Total Common Stocks (Cost $1,635,755)		275,705
Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	65,016	0
Series AI, 12.0%*	30,003	0

Total Preferred Stocks (Cost $272,427)		0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	911,300	51,176
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	560	0
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	6,700	0

Total Warrants (Cost $1,482,537)		51,176
Securities Lending Collateral 5.1%
Daily Assets Fund Institutional, 0.48% (e) (f) (Cost $69,900,633)	69,900,633	69,900,633
Cash Equivalents 0.8%
Cash Management QP Trust, 0.27% (e) (Cost $11,114,810)	11,114,810	11,114,810

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,644,117,549) †					103.2	1,426,803,893
Other Assets and Liabilities, Net					(3.2)	(43,695,346)

Net Assets					100.0	1,383,108,547

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*						Non-income producing security.
**						Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	8.856%	6/1/2010	3,500,000	USD	3,508,969	0
ARCO Chemical Co.	9.8%	2/1/2020	24,081,000	USD	25,568,039	7,585,515
Buffalo Thunder Development Authority	9.375%	12/15/2014	1,705,000	USD	1,705,294	238,700
CanWest MediaWorks LP	9.25%	8/1/2015	2,875,000	USD	2,875,000	287,500
Congoleum Corp.	8.625%	8/1/2008	6,765,000	USD	6,665,724	2,029,500
Eaton Vance Corp., CDO II	13.68%	7/15/2012	2,697,790	USD	1,697,739	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	3,640,000	USD	3,678,587	136,500
Idearc, Inc.	8.0%	11/15/2016	7,330,000	USD	7,435,188	192,413
New ASAT (Finance) Ltd.	9.25%	2/1/2011	4,710,000	USD	4,145,019	5,888
Quebecor World, Inc.	9.75%	1/15/2015	2,830,000	USD	2,830,000	254,700
R.H. Donnelley Corp.	8.875%	10/15/2017	9,460,000	USD	9,461,387	484,825
Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,333,438	1,963
Tribune Co.	5.25%	6/4/2014	5,678,125	USD	5,674,576	1,946,546
Tropicana Entertainment LLC	9.625%	12/15/2014	8,975,000	USD	7,018,944	78,531
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	855,000	USD	869,813	105,806
Young Broadcasting, Inc.	8.75%	1/15/2014	15,800,000	USD	15,022,233	39,500
					99,489,950	13,387,887

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30,2009.

†

The cost for federal income tax purposes was $1,655,789,941. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $228,986,048. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,800,722 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $253,786,770.

(a)						Principal amount stated in US dollars unless otherwise noted.
(b)						All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2009 amounted to $67,297,498 which is 4.9% of net assets.
(c)						Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(d)						When-issued security.
(e)						Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)						Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At June 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

EUR	40,470,600	USD	55,969,747	7/14/2009	(805,157)
EUR	3,268,100	USD	4,572,072	7/14/2009	(12,640)
Total unrealized depreciation					(817,797)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(g)
Corporate Bonds	$ —	$ 1,235,001,593	$ 14,148,755	$1,249,150,348
Loan Participations and Assignments	—	83,287,800	7,866,421	91,154,221
Preferred Securities	—	5,157,000	—	5,157,000
Common Stock and/or Other Equity Investments(g)	—	148,925	177,956	326,881
Short-Term Investments(g)	69,900,633	11,114,810	—	81,015,443
Total	$ 69,900,633	$ 1,334,710,128	$ 22,193,132	$1,426,803,893

Liabilities
Derivatives(h)	$ —	$ (817,797)	$ —	$ (817,797)
Total	$ —	$ (817,797)	$ —	$ (817,797)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stock and/or Other Equity Investments	Total
Balance as of September 30, 2008	$ 4,161,714	$ -	$ 4,824,000	$ 267,822	$ 9,253,536
Total realized gain (loss)	-	(171,150)	-	-	(171,150)
Change in unrealized appreciation (depreciation)	(7,487,955)	(2,070,510)	908,937	(1,572,397)	(10,221,925)
Amortization premium/discount	97,123	55,298	10,191	-	162,612
Net purchases (sales)	10,845,247	4,707,652	(5,743,128)	1,482,531	11,292,302

Net transfers in (out) of Level 3	6,532,626	5,345,131	-	-	11,877,757
Balance as of June 30, 2009	$ 14,148,755	$ 7,866,421	$ -	$ 177,956	$ 22,193,132
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2009	$(7,787,769)	$(2,070,510)	$ -	$ (87,916)	$(9,946,195)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (817,797)

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009